PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 111.3%
Asset-Backed Securities 15.9%
Automobiles 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-02A, Class D, 144A	3.040%	09/22/25		5,000	$4,636,522
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27		800	701,575
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		726	877,035
Series 2020-02, Class F, 144A	5.763	02/25/28		700	688,188
Series 2021-01, Class E, 144A	2.365	09/25/28		150	144,997
Series 2021-02, Class F, 144A	4.393	12/26/28		600	553,894

Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E, 144A	11.366	12/15/32		237	235,986
Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	549,801
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	916,990
					9,304,988
Collateralized Loan Obligations 12.9%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	7.000(c)	10/20/34		7,500	7,320,880
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.427(c)	04/15/30	EUR	4,450	4,566,654
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	230	232,626
Battalion CLO Ltd., Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	6.510(c)	03/09/34		600	586,998
Bilbao CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	5.377(c)	04/15/36	EUR	5,900	5,805,105
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	4.623(c)	08/15/30	EUR	5,000	5,132,651
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.607(c)	03/15/32	EUR	8,250	8,500,339
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	7,818,210

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	497	$499,741
Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	5.561(c)	04/25/36	EUR	12,750	13,282,573

Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	7.000(c)	10/20/34		4,500	4,342,673
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.927(c)	10/15/34	EUR	9,000	9,129,366
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	6.875(c)	10/20/29		750	736,212
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	7.200(c)	10/20/31		500	486,852
Madison Park Euro Funding DAC (Ireland), Series 14A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.877(c)	07/15/32	EUR	8,050	8,288,676
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.962(c)	01/18/34		4,500	4,379,035
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.029(c)	02/20/31		250	240,313
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	7.010(c)	10/15/34		10,000	9,508,415
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.960(c)	10/15/34		15,000	14,421,237
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	7.000(c)	10/20/34		8,700	8,290,511
St. Pauls CLO (Ireland), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	7,497,594
St. Paul’s CLO DAC (Ireland), Series 04A, Class AR2B, 144A	1.870	04/25/30	EUR	9,200	8,635,841

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	6.850%(c)	01/15/31		1,050	$1,044,954
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.999(c)	10/29/34		6,000	5,733,756
					136,481,212
Consumer Loans 0.0%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		600	465,354
Other 1.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)	8.788(c)	04/25/25		5,130	5,076,016
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.938(c)	06/25/24		8,840	8,347,246
					13,423,262
Residential Mortgage-Backed Securities 0.7%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	4.693(c)	11/25/60	EUR	2,895	2,955,004
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.198(c)	09/27/75	EUR	4,367	4,497,075
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	6.159(c)	03/15/26	EUR	322	296,641
					7,748,720

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans 0.1%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000%	10/25/48	626	$114,341
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.388(c)	11/29/24	153	152,989
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.388(c)	11/29/24	1,079	1,079,098
				1,346,428

Total Asset-Backed Securities (cost $186,970,545)				168,769,964
Commercial Mortgage-Backed Securities 7.8%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A (original cost $4,480,438; purchased 08/26/20)(f)	3.100(cc)	05/15/35	4,900	3,185,000
Series 2018-20TS, Class G, 144A (original cost $4,424,349; purchased 05/09/18 - 08/26/20)(f)	3.100(cc)	05/15/35	5,000	3,050,000
Series 2018-20TS, Class H, 144A (original cost $88,505; purchased 05/09/18)(f)	3.100(cc)	05/15/35	100	59,000
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	175,570
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	250	173,232
Series 2019-C04, Class XB, IO	1.136(cc)	08/15/52	43,170	2,462,412

BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.824(c)	10/15/36	6,163	5,940,564
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.873(c)	11/15/37	1,769	1,727,862
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	7.257(c)	05/15/36	4,988	4,881,959
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	7.757(c)	05/15/36	2,095	2,045,855
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	7.057(c)	05/15/35	91	88,386

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
DBGS Mortgage Trust, (cont’d.)
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	7.357%(c)	05/15/35	320	$306,130
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	250	181,584
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	250	158,546
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.342(cc)	03/25/26	1,059	34,324
Series K066, Class X1, IO	0.747(cc)	06/25/27	7,272	180,435
Series K103, Class X1, IO	0.639(cc)	11/25/29	149,561	5,066,603
Series KC02, Class X1, IO	0.383(cc)	03/25/24	74,879	198,010

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	7.338(c)	08/01/23	5,500	5,356,767
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	9.657(c)	10/15/36	3,090	2,732,536
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A	4.613(cc)	07/05/31	8,800	5,693,600
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	9,825	3,905,437
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	8.497(c)	06/15/38	3,590	3,043,122

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	7,125	3,790,747
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	20,580	17,296,354
Series 2019-MEAD, Class XA, IO, 144A	0.007(cc)	11/10/36	297,065	197,726

ONE Mortgage Trust, Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.864%)	6.923(c)	03/15/36	880	783,718
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	9.607(c)	05/15/31	11,200	9,434,929

Total Commercial Mortgage-Backed Securities (cost $103,807,244)				82,150,408

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $12,962)	7.000%	06/16/23(oo)	88	$9,677
Corporate Bonds 48.3%
Advertising 0.1%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	1,608	1,041,680
Aerospace & Defense 1.2%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	1,035	950,377
Sr. Unsec’d. Notes	3.825	03/01/59	1,500	1,036,990
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	2,750	2,528,542
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	7,475	7,360,034

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	6.950	01/17/28	540	536,085
				12,412,028
Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	100	88,356
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	2,325	2,020,029
				2,108,385
Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,925	1,840,781
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.750	10/28/29	1,720	1,537,241
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	695	691,942

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700%	11/01/33	395	$333,990
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	850	804,518
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	361,607
				5,570,079
Auto Manufacturers 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	665,055
Sr. Unsec’d. Notes	4.750	01/15/43	3,175	2,342,662

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900	02/16/28	550	465,525
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	970	872,714
Sr. Unsec’d. Notes	5.150	04/01/38	1,250	1,105,640
Sr. Unsec’d. Notes	6.250	10/02/43	80	75,569
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	3.600	06/21/30	1,365	1,181,494
Sr. Unsec’d. Notes	6.000	01/09/28	1,810	1,836,802
				8,545,461
Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	850	802,561
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	546	525,568
Gtd. Notes(a)	6.500	04/01/27	1,400	1,300,894

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	250	247,500
Dana, Inc., Sr. Unsec’d. Notes(a)	5.375	11/15/27	3,015	2,834,300
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	1,190	889,004
				6,599,827

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 10.0%
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250%(ff)	09/30/31	1,915	$1,670,000
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	2,015	1,595,628
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	2,115	1,699,054
Bank Gospodarstwa Krajowego (Poland), Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	2,390	2,387,012
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	5,800	5,554,739
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	2,820	2,367,965
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	1,605	1,326,222
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	2,450	2,113,406
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	882,753
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,312,552
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	2,645	2,882,718
Sub. Notes	4.836	05/09/28	475	438,420

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	2,020	1,734,735
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	399,867
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	902,962
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	6,327,556
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	519,472
Sr. Unsec’d. Notes(kk)	2.976(ff)	11/05/30	8,950	7,758,688

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	2,915	2,947,122
Discover Bank, Sr. Unsec’d. Notes	2.700	02/06/30	3,275	2,653,314
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,114,897
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	247,126
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	985,628

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	700	526,652
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	8,150	7,794,408
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	1,913,287

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series KK	3.650%(ff)	06/01/26(oo)	18,000	$15,882,970

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	2,545	2,208,265
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,542,728
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	5,280,886
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	6,820	5,696,645

Societe Generale SA (France), Sub. Notes, 144A	6.221(ff)	06/15/33	3,000	2,796,130
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.659(c)	09/30/24	3,884	3,649,412
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	589,948
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	2,696,002
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/23(d)	2,240	112,000
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	2,288,093
				105,799,262
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	1,500	1,413,701
Building Materials 0.9%
Cemex SAB de CV (Mexico),
Gtd. Notes	5.200	09/17/30	583	535,558
Gtd. Notes(a)	5.450	11/19/29	1,917	1,832,293
Gtd. Notes, 144A	5.450	11/19/29	595	568,708
Gtd. Notes, 144A	7.375	06/05/27	560	579,005

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	175	129,769
Griffon Corp., Gtd. Notes	5.750	03/01/28	590	546,505

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

JELD-WEN, Inc., Gtd. Notes, 144A	4.625%	12/15/25	1,050	$1,013,455
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	795	753,620
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	600	491,586
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A(a)	6.000	11/01/28	2,125	1,980,217
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,850	1,568,570
				9,999,286
Chemicals 0.5%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A	4.500	01/10/28	1,325	1,203,663
Chemours Co. (The), Gtd. Notes(a)	5.375	05/15/27	1,125	1,036,719
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	4.375	09/18/26	730	639,319
Gtd. Notes(a)	5.875	03/27/24	1,450	1,426,710

TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	916	908,284
				5,214,695
Coal 0.1%
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40	722	697,603
Commercial Services 1.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	878	818,304
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	07/15/26	1,626	1,524,529
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	2,825	2,090,252
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	680	563,713

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, (cont’d.)
Sr. Sec’d. Notes, 144A	4.625%	06/01/28		420	$344,400

DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	561,060
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	83,318
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	329,387
La Financiere Atalian SASU (France), Gtd. Notes	4.000	05/15/24	EUR	976	778,327
Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	3,700	3,322,021
United Rentals North America, Inc., Gtd. Notes(a)	3.750	01/15/32		2,050	1,710,729
					12,126,040
Computers 0.3%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		535	463,544
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	2,500	2,931,057
					3,394,601
Distribution/Wholesale 0.3%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		3,500	3,004,911
Diversified Financial Services 2.2%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		1,250	1,139,555
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.378(c)	05/31/25		6,300	5,796,000
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	316,833
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		150	121,603
Gtd. Notes, 144A	5.500	08/15/28		1,590	1,375,856

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	6.000%	01/15/27		800	$729,259
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,800	1,416,012
Gtd. Notes	4.000	09/15/30		750	553,480

PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	4.250	02/15/29		1,800	1,447,517
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	788,150
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	4,225	4,266,945
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	5,614,426
					23,565,636
Electric 4.3%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30		3,668	3,177,289
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		745	678,055
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,345,530
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	946,991
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		4,000	3,586,869

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29		295	254,437
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,361,527
Dominion Energy, Inc., Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		2,625	2,275,419
Electricidad Firme de Mexico Holdings SA de CV (Mexico), Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,180	1,036,409
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,075	1,982,663
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		2,050	2,026,681

Kallpa Generacion SA (Peru), Sr. Unsec’d. Notes, 144A	4.125	08/16/27		1,310	1,205,200

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes, 144A(a)	4.375%	06/18/26		2,000	$792,500
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,105,903
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	214,130
Gtd. Notes, 144A	3.375	02/15/29		200	164,866
Gtd. Notes, 144A(a)	3.625	02/15/31		3,525	2,771,864
Gtd. Notes, 144A	3.875	02/15/32		1,375	1,069,095
Gtd. Notes, 144A	5.250	06/15/29		1,375	1,240,669
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		225	213,168

Pacific Gas & Electric Co., First Mortgage	4.550	07/01/30		1,750	1,594,741
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	1,106	891,677
PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30		1,446	1,308,007
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30		4,130	3,801,957
Tierra Mojada Luxembourg II Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		2,305	1,969,264
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		875	770,359
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	2,921,141
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		225	196,846
Gtd. Notes, 144A	5.000	07/31/27		405	380,628
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	725,239
Sr. Sec’d. Notes, 144A	3.700	01/30/27		3,105	2,873,870
					45,882,994
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		550	553,890
Gtd. Notes, 144A(a)	7.250	06/15/28		1,200	1,224,685
					1,778,575

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics 0.1%
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750%	02/15/31		665	$563,715
Energy-Alternate Sources 0.1%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27		1,895	1,540,161
Engineering & Construction 0.4%
AECOM, Gtd. Notes	5.125	03/15/27		500	482,405
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,144,765
Sr. Sec’d. Notes, 144A	5.500	07/31/47		1,000	762,600

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		1,050	884,498
					4,274,268
Entertainment 1.5%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		752	478,079
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,620	1,616,330
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		1,050	905,426

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(a)	6.375	05/01/26		2,175	2,104,882
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $66,074; purchased 04/03/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	60	18,401
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $170,136; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	153	131,225
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625% (original cost $271,187; purchased 08/06/19 - 10/31/22)(a)(f)	13.625	11/30/27(d)		271	75,932

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $465,869; purchased 11/19/21 - 10/31/22)(f)	7.500%	11/30/27(d)	EUR	356	$23,423
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		2,800	2,801,854
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27		325	324,363
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25		750	755,625

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27		775	711,063
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	2,923,559
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(a)	5.875	09/01/31		1,525	1,047,357
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		1,000	1,023,357
Warnermedia Holdings, Inc., Gtd. Notes	5.141	03/15/52		810	632,581
					15,573,457
Foods 1.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		200	174,040
Gtd. Notes, 144A(a)	5.875	02/15/28		1,775	1,732,057

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	3,247	3,423,521
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	3,264,775
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		1,344	1,055,798
Casino Guichard Perrachon SA (France), Sr. Unsec’d. Notes, EMTN	4.048	08/05/26	EUR	100	22,263
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		450	401,780
Gtd. Notes, 144A	4.375	01/31/32		725	643,987

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%	11/04/27	GBP	564	$549,287
Pilgrim’s Pride Corp.,
Gtd. Notes	4.250	04/15/31		2,000	1,714,118
Gtd. Notes, 144A(a)	5.875	09/30/27		1,251	1,229,274

Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		275	233,105
					14,444,005
Forest Products & Paper 0.1%
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		630	622,125
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		375	339,790
Sr. Unsec’d. Notes	5.875	08/20/26		496	461,470
					801,260
Healthcare-Products 0.1%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		500	432,014
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		325	279,233
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	303,255
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	189,164
					1,203,666
Healthcare-Services 1.0%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		100	79,290
Gtd. Notes, 144A	4.625	06/01/30		1,375	1,179,565
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		175	173,832
Gtd. Notes	5.875	02/15/26		200	200,847
Gtd. Notes	7.500	11/06/33		2,000	2,205,558
Gtd. Notes, MTN	7.750	07/15/36		1,500	1,696,728

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375%	02/15/27	50	$37,652
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	1,150	1,073,127
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	1,750	1,311,240
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	1,700	1,611,373
Sr. Sec’d. Notes	4.250	06/01/29	200	179,590
Sr. Sec’d. Notes	4.625	06/15/28	950	884,423
				10,633,225
Home Builders 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	675	567,975
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	684,464
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	125	115,125
Gtd. Notes	6.750	03/15/25	500	496,799
Gtd. Notes	7.250	10/15/29	3,233	3,071,978
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	1,325	1,005,489
Gtd. Notes, 144A	6.250	09/15/27	275	247,602
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	933,000

Century Communities, Inc., Gtd. Notes, 144A	3.875	08/15/29	800	686,127
KB Home,
Gtd. Notes	4.000	06/15/31	615	525,137
Gtd. Notes	6.875	06/15/27	941	960,234

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	3,575	3,067,421
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	1,925	1,698,653
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	389,984
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	1,655	1,538,930

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24		350	$346,500
					16,335,418
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29		2,675	2,254,289
Insurance 0.2%
Saga PLC (United Kingdom), Gtd. Notes	5.500	07/15/26	GBP	1,574	1,477,539
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		75	68,053
					1,545,592
Internet 0.5%
Prosus NV (China), Sr. Unsec’d. Notes, 144A	4.193	01/19/32		2,835	2,321,688
United Group BV (Slovenia),
Sr. Sec’d. Notes(a)	3.125	02/15/26	EUR	2,000	1,871,584
Sr. Sec’d. Notes	4.000	11/15/27	EUR	1,000	853,825
Sr. Sec’d. Notes	4.625	08/15/28	EUR	500	424,620
					5,471,717
Leisure Time 0.0%
Royal Caribbean Cruises Ltd., Gtd. Notes, 144A	7.250	01/15/30		125	125,703
Lodging 0.8%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,870	1,749,969
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	225,809
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	881,929

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750%	02/01/27	2,160	$1,919,700
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	1,500	1,366,056
Gtd. Notes	5.500	04/15/27	250	239,381
Gtd. Notes	5.750	06/15/25	50	49,688
Gtd. Notes	6.750	05/01/25	450	451,813

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.625	08/08/25	200	194,000
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26	1,600	1,463,536
				8,541,881
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	175	176,808
Media 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	3,225	2,533,638
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31	1,300	1,042,054
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	1,000	739,680
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	1,350	1,213,173
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	100	84,173
Sr. Sec’d. Notes	5.375	05/01/47	205	163,011
Sr. Sec’d. Notes	5.750	04/01/48	500	413,928
Sr. Sec’d. Notes	6.384	10/23/35	1,515	1,467,447
Sr. Sec’d. Notes	6.484	10/23/45	50	45,169
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	1,480	1,011,637
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,475	635,167
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	4,000	1,756,135
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)	5,940	168,227
Sec’d. Notes, 144A	5.375	08/15/26(d)	1,000	41,504

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes	5.200%	09/20/47		645	$510,658
Gtd. Notes	5.300	05/15/49		2,220	1,763,774
DISH DBS Corp.,
Gtd. Notes	7.375	07/01/28		500	257,500
Gtd. Notes	7.750	07/01/26		4,570	2,617,502

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	1,777,597
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,000	1,898,250
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	513,312
					20,653,536
Mining 1.5%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		1,405	1,237,542
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	7.500	04/01/25		4,600	4,586,487
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		820	769,181
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,710	1,771,774
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		1,500	1,354,446
Vedanta Resources Finance II PLC (India), Gtd. Notes	13.875	01/21/24		2,430	2,211,300
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31		5,000	3,956,240
					15,886,970
Oil & Gas 4.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		1,575	1,525,338
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000	01/15/25		2,300	2,199,640
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		150	133,447

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875%	12/15/24(d)		2,950	$20,060
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,525	1,460,367
Gtd. Notes, 144A	9.000	11/01/27		1,004	1,242,397
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		825	797,387

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)		3,080	2,964,915
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		475	462,522
Gtd. Notes, 144A	5.875	02/01/29		425	400,359

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,100	1,080,637
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27		1,525	1,503,424
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,000	1,781,250
Sr. Unsec’d. Notes	8.875	01/13/33		396	385,239

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,500	1,485,474
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.500	03/30/24		1,000	974,875
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,222	1,122,178
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,320	1,176,698

Gazprom PJSC Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	4.250	04/06/24	GBP	1,250	1,293,755
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	608,252
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	600,622
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	656,749
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.500	06/30/27		1,900	1,802,388
Sr. Sec’d. Notes, 144A	6.750	06/30/30		1,190	1,096,511
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29		1,800	1,699,542
Gtd. Notes, 144A(a)	7.125	02/01/27		1,400	1,420,720

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Nabors Industries, Inc., Gtd. Notes	5.750%	02/01/25		375	$358,131
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	730	780,838
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,295	1,551,311
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	300	286,358
Gtd. Notes	4.750	02/26/29	EUR	500	394,758
Gtd. Notes	5.350	02/12/28		241	193,631
Gtd. Notes	6.500	03/13/27		4,462	3,849,144
Gtd. Notes	6.500	01/23/29		100	81,331
Gtd. Notes	6.840	01/23/30		400	310,500
Gtd. Notes, EMTN	3.750	02/21/24	EUR	860	901,329
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	437,653
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,180	993,118

Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	2,235	2,556,221
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		700	658,000
Gtd. Notes, 144A	8.000	02/01/27		275	242,688
					43,489,757
Packaging & Containers 0.2%
Ball Corp., Gtd. Notes	6.000	06/15/29		1,000	1,001,324
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,000	870,558
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		100	99,070
					1,970,952
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		1,880	1,612,339
Sr. Unsec’d. Notes	4.700	05/14/45		715	643,407
Sr. Unsec’d. Notes	4.750	03/15/45		1,150	1,035,497

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

AdaptHealth LLC, Gtd. Notes, 144A	4.625%	08/01/29	700	$539,306
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	90	47,539
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,250	556,250
Gtd. Notes, 144A	5.000	02/15/29	1,100	484,000
Gtd. Notes, 144A	5.250	01/30/30	1,175	499,610
Gtd. Notes, 144A(a)	5.250	02/15/31	4,025	1,710,625
Gtd. Notes, 144A	6.250	02/15/29	1,250	550,000
Gtd. Notes, 144A	7.000	01/15/28	1,225	563,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,075	644,893

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	22,779
Mylan, Inc., Gtd. Notes	5.400	11/29/43	3,000	2,430,133
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	615,130
Viatris, Inc., Gtd. Notes(a)	4.000	06/22/50	1,495	956,869
				12,911,877
Pipelines 1.7%
AI Candelaria Spain SA (Colombia), Sr. Sec’d. Notes, 144A	5.750	06/15/33	2,720	1,899,920
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	2,800	2,665,227
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,452,376
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	574,696
Sr. Unsec’d. Notes	5.000	05/15/50	1,280	1,048,504
Sr. Unsec’d. Notes	5.300	04/15/47	5	4,238
Sr. Unsec’d. Notes	6.250	04/15/49	1,340	1,276,258

Enterprise Products Operating LLC, Gtd. Notes, Series D, 3 Month LIBOR + 2.986%	8.304(c)	08/16/77	200	192,730
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	25	20,313

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550%	12/15/29	1,600	$1,417,734
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,409,337
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	193,587
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,250	1,126,838
Gtd. Notes, 144A(a)	6.000	12/31/30	2,150	1,865,951
Gtd. Notes, 144A	7.500	10/01/25	1,250	1,251,224

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	65,242
				17,464,175
Real Estate 0.8%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25	2,085	513,171
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	1,655	1,590,662
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	1,075	1,033,838
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,268,507
Gtd. Notes, 144A	5.375	08/01/28	920	819,573

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,532,430
				8,758,181
Real Estate Investment Trusts (REITs) 0.8%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,435,204
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	2,000	1,432,338
Gtd. Notes	9.750	06/15/25	975	944,196
Sr. Unsec’d. Notes	4.750	05/01/24	125	113,999
Sr. Unsec’d. Notes(a)	4.750	02/15/28	1,800	1,224,321

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	745	720,693

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Healthpeak OP LLC, Gtd. Notes	2.875%	01/15/31		505	$429,087
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		1,500	1,501,601
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		345	323,924
Gtd. Notes, 144A	4.500	09/01/26		75	70,982
Gtd. Notes, 144A	4.625	06/15/25		440	424,621
Gtd. Notes, 144A	4.625	12/01/29		285	260,094
					8,881,060
Retail 2.0%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		1,350	1,161,027
At Home Group, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		550	313,434
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	1,751,798
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24		2,900	2,855,647
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	3,600	3,697,004
Sr. Sec’d. Notes	6.250	10/30/25	EUR	2,500	2,570,453
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,025,441

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	3.375	01/15/32		2,305	1,799,773
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		650	527,477
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	582,912
Gtd. Notes, 144A	3.875	10/01/31		850	587,259

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25		1,675	$1,651,399
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		2,425	2,339,624
					20,863,248
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		675	624,291
Gtd. Notes	3.400	05/01/30		875	774,436
					1,398,727
Telecommunications 2.5%
Altice France Holding SA (Luxembourg),
Gtd. Notes	4.000	02/15/28	EUR	300	157,935
Gtd. Notes, 144A	4.000	02/15/28	EUR	1,000	523,761
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		1,250	861,103
Sr. Unsec’d. Notes	3.800	12/01/57		781	555,277

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,980	1,547,246
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%	8.000	04/01/25		255	99,657
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		2,150	462,250
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25		2,295	1,560,631
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24		6,000	5,491,500
Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	1,822,875

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	07/01/23		1,375	261,250
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	3,125	3,042,290
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		4,585	4

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), (cont’d.)
Gtd. Notes, 144A^	8.500%	10/15/24(d)	75	$—
Gtd. Notes, 144A^	9.750	07/15/25(d)	75	—
Sr. Sec’d. Notes, 144A(a)	6.500	03/15/30	2,800	2,575,720

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	10.500	05/15/30	645	612,594
Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500	04/27/31	720	539,928
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	3,000	3,642,639
T-Mobile USA, Inc., Gtd. Notes	4.375	04/15/40	1,850	1,624,998
Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28	1,710	1,008,900
				26,390,558
Transportation 0.0%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	92	88,564

Total Corporate Bonds (cost $609,495,329)				512,019,659
Floating Rate and Other Loans 2.7%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	8.888(c)	04/21/28	1,231	1,222,248
Commercial Services 0.1%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	9.154(c)	08/12/28	502	499,237

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers 0.3%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.843%(c)	03/01/29		1,911	$1,783,988
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	9.003(c)	02/01/28		1,780	1,691,548
					3,475,536
Foods 0.3%
Casino Guichard-Perrachon (France), Facility B Loan, 3 Month EURIBOR + 4.000%	7.108(c)	08/31/25	EUR	4,380	3,626,040
Insurance 0.1%
Asurion LLC,
New B-09 Term Loan, 1 Month LIBOR + 3.250%	8.404(c)	07/31/27		637	577,679
New B-11 Term Loan, 1 Month SOFR + 4.250%	9.404(c)	08/21/28		705	648,460
					1,226,139
Investment Companies 0.4%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	10.947(c)	02/22/30	EUR	4,490	4,507,533
Media 0.2%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.559(c)	01/18/28		836	734,711
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.607(c)	04/15/27		880	739,852
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26		201	150,931
Second Lien Term Loan	9.360	08/24/26		2,332	112,977

iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	8.154(c)	05/01/26		582	454,197
					2,192,668

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.2%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%^	11.182%(c)	03/31/28		224	$218,400
Term Loan, 1 Month SOFR + 5.850%	11.003(c)	03/31/28		1,762	1,695,624
					1,914,024
Real Estate Investment Trusts (REITs) 0.1%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%	7.404(c)	04/23/26		756	704,049
Retail 0.7%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%	9.752(c)	04/30/27	EUR	7,300	7,056,811
Telecommunications 0.2%
CenturyLink, Inc., Term B Loan, 1 Month SOFR + 2.250%	7.403(c)	03/15/27		524	359,983
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.410(c)	05/27/24		1,620	1,476,232
					1,836,215

Total Floating Rate and Other Loans (cost $32,151,640)					28,260,500
Municipal Bonds 0.9%
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33		1,210	1,196,706
Puerto Rico 0.8%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43		12,169	5,905,725

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico (cont’d.)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750%	07/01/53	700	$643,489
Revenue Bonds, Series A-1	5.000	07/01/58	1,780	1,696,402
				8,245,616

Total Municipal Bonds (cost $10,473,267)				9,442,322
Residential Mortgage-Backed Securities 5.2%
Bellemeade Re Ltd.,
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	8.738(c)	06/25/30	2,191	2,206,654
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.923(c)	03/25/31	2,280	2,315,843
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.373(c)	09/25/31	900	886,073

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	6.864(c)	09/12/26	4,401	4,401,241
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	7.288(c)	09/25/31	155	155,030
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	7.238(c)	10/25/39	99	99,396
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	7.188(c)	01/25/40	872	875,956
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.073(c)	10/25/41	3,770	3,688,934
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.838(c)	11/25/28	52	51,679
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.938(c)	04/25/29	90	90,116

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35	3,175	416,947

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Fannie Mae REMIC, Series 2018-80, Class GC	3.500%	10/25/48	1,500	$1,311,737
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.373(c)	08/25/33	6,250	6,142,563
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	10.238(c)	06/25/50	461	494,475
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	11.138(c)	08/25/50	3,844	4,257,221
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.773(c)	10/25/50	630	675,964
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.773(c)	10/25/50	160	162,980
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.973(c)	12/25/50	3,240	3,150,900
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	8.238(c)	03/25/50	107	109,737
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	10.388(c)	09/25/50	1,031	1,093,624
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.473(c)	10/25/33	100	99,334
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.023(c)	01/25/34	2,320	2,239,566
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	3,369	3,054,149
Series 2019-137, Class IO, IO	3.000	11/20/49	4,544	658,407
Series 2019-159, Class IJ, IO	3.500	12/20/49	791	146,447

Home Re Ltd., Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.788(c)	05/25/29	138	137,911
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.888(c)	01/25/48	108	104,675

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.873%(c)	04/25/34		3,900	$3,884,381
PMT Credit Risk Transfer Trust, Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	8.060(c)	02/27/24		4,928	4,814,737
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	8.988(c)	02/25/25		1,720	1,713,701
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.788(c)	08/25/25		1,300	1,282,670

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.673(c)	11/25/31		3,700	3,674,054
Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	899	944,177
TFS (Spain), Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1

Total Residential Mortgage-Backed Securities (cost $55,883,314)					55,341,280
Sovereign Bonds 2.8%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,515	1,484,511
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375	09/23/50	EUR	27	15,076
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	7.500	02/02/34		1,960	1,877,680
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,635	1,516,258
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		2,270	2,214,385

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	137,980

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900%	02/14/27	EUR	1,080	$1,031,611
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	615	485,454
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	132,784
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	401,816
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,130	1,184,681
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		352	324,088
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	191,806
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	197,227

Lembaga Pembiayaan Ekspor Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	785,631
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	861,477
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		3,300	3,286,272
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	742	609,367
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	3,800	4,072,736
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	105	86,231
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	943	754,594
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	4,453	4,185,064
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	876,225
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	1,006	686,722
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		508	380,460
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		425	420,830
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	1,140	217,282
Sr. Unsec’d. Notes	7.750	09/01/24(d)		100	21,612
Sr. Unsec’d. Notes	7.750	09/01/26(d)		430	79,765
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	38,912
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,355	258,261
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		3,550	767,244
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)		520	106,210

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	8.994%	02/01/26(d)	650	$126,466

Total Sovereign Bonds (cost $39,753,023)				29,816,718
U.S. Government Agency Obligations 17.9%
Federal National Mortgage Assoc.	2.000	TBA(tt)	2,500	2,055,207
Federal National Mortgage Assoc.	2.000	TBA	12,500	10,291,658
Federal National Mortgage Assoc.	2.500	TBA	9,500	8,131,592
Federal National Mortgage Assoc.	3.000	TBA	25,000	22,212,402
Federal National Mortgage Assoc.	4.000	TBA(tt)	10,000	9,446,875
Federal National Mortgage Assoc.	4.000	TBA	23,500	22,214,844
Federal National Mortgage Assoc.	4.500	TBA	48,500	46,998,584
Federal National Mortgage Assoc.	5.000	TBA	42,500	41,871,631
Government National Mortgage Assoc.	3.000	TBA	4,500	4,049,912
Government National Mortgage Assoc.	3.500	TBA	15,000	13,914,258
Government National Mortgage Assoc.	5.000	TBA	4,000	3,950,234
Government National Mortgage Assoc.	5.500	TBA(tt)	4,500	4,497,188

Total U.S. Government Agency Obligations (cost $189,826,309)				189,634,385
U.S. Treasury Obligations 9.0%
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	23,620	18,275,975
U.S. Treasury Bonds	2.250	08/15/49	4,845	3,520,195
U.S. Treasury Bonds(k)	2.375	02/15/42	4,989	3,903,113
U.S. Treasury Bonds(kk)	2.375	11/15/49	27,860	20,807,938
U.S. Treasury Bonds	2.750	08/15/47	12,720	10,265,438
U.S. Treasury Bonds(k)	3.000	11/15/44	165	140,353
U.S. Treasury Bonds	3.000	05/15/45	865	733,628
U.S. Treasury Bonds(k)	3.125	02/15/43	4,825	4,233,184
U.S. Treasury Bonds(k)	3.625	02/15/44	1,765	1,665,443
U.S. Treasury Notes	3.375	05/15/33	3,940	3,855,659
U.S. Treasury Notes(k)	4.125	11/15/32	10,785	11,186,067
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	244,535
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	137,286
U.S. Treasury Strips Coupon(h)(k)	1.781(s)	08/15/40	12,460	6,189,602
U.S. Treasury Strips Coupon	1.810(s)	02/15/40	4,360	2,217,980
U.S. Treasury Strips Coupon(k)	1.960(s)	05/15/41	785	375,297
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	59,426
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	1,170	624,579
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	1,375	725,527

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(k)	2.340%(s)	02/15/43	7,190	$3,177,924
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,247	962,260
U.S. Treasury Strips Coupon(k)	2.423(s)	11/15/40	640	314,050
U.S. Treasury Strips Coupon	2.437(s)	05/15/44	2,230	934,597
U.S. Treasury Strips Coupon	3.081(s)	08/15/41	1,295	612,697
U.S. Treasury Strips Principal	2.060(s)	11/15/44	1,145	481,347

Total U.S. Treasury Obligations (cost $110,340,636)				95,644,100

	Shares
Common Stocks 0.4%
Chemicals 0.1%
TPC Group, Inc.*^	70,274	1,405,480
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	67,700
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $484,969; purchased 07/29/20)^(f)	5,838	736,007
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain) (original cost $0; purchased 11/19/21)^(f)	12,376	—
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	10,516	252,068
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.(a)	14,803	1,113,926
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	44,309	1,156,465

Total Common Stocks (cost $2,490,521)		4,731,646

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Preferred Stock 0.4%
Gas Utilities
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $3,925,000; purchased 03/29/21)^(f) (cost $3,807,250)	3,925	$3,925,000

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	4,639	44,213
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	4,639	9,183

Total Rights (cost $0)		53,396

Total Long-Term Investments (cost $1,345,012,040)		1,179,799,055

	Shares
Short-Term Investments 11.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	51,944,090	51,944,090
PGIM Institutional Money Market Fund (cost $65,314,369; includes $64,983,657 of cash collateral for securities on loan)(b)(wi)	65,386,816	65,347,584

Total Short-Term Investments (cost $117,258,459)		117,291,674

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 122.4% (cost $1,462,270,499)		1,297,090,729
Options Written*~ (0.0)%
(premiums received $20,312)		(12,062)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 122.4% (cost $1,462,250,187)		1,297,078,667
Liabilities in excess of other assets(z) (22.4)%		(237,337,836)

Net Assets 100.0%		$1,059,740,831

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CVR—Contingent Value Rights
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $22,620,138 and 2.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,056,890; cash collateral of $64,983,657 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $14,376,527. The aggregate value of $11,203,988 is 1.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $16,500,000 is 1.6% of net assets.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holding Corp., Delayed Draw Term Commitment, 0.000%(p), Maturity Date 03/31/28 (cost $94,564)^	96	$93,600	$—	$(964)
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $426,250)	2.500%	TBA(tt)	06/13/23	$(500)	$(427,432)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.00%	Put	BOA	07/06/23	$97.27		—		4,000	$(11,636)
(premiums received $20,312)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	44,920	$(426)
(premiums received $0)
Total Options Written (premiums received $20,312)								$(12,062)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	13,900	$(727)	$32,633
(premiums received $33,360)

Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
250	3 Month CME SOFR	Jun. 2023	$59,406,250	$133,918
1,886	5 Year U.S. Treasury Notes	Sep. 2023	205,721,353	(855,420)
1,352	10 Year U.S. Treasury Notes	Sep. 2023	154,761,750	(341,287)
352	10 Year U.S. Ultra Treasury Notes	Sep. 2023	42,399,502	241,689
104	20 Year U.S. Treasury Bonds	Sep. 2023	13,347,750	91,903
165	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	22,584,375	243,751
				(485,446)
Short Positions:
93	2 Year U.S. Treasury Notes	Sep. 2023	19,142,016	44,077
250	5 Year Euro-Bobl	Jun. 2023	31,569,962	(705,152)
81	10 Year Euro-Bund	Jun. 2023	11,779,331	(414,390)
50	Euro Schatz Index	Jun. 2023	5,644,861	(54,131)
				(1,129,596)
				$(1,615,042)
Forward foreign currency exchange contracts outstanding at May 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/02/23	CITI	BRL	9,163	$1,836,000	$1,805,618	$—	$(30,382)
Expiring 06/02/23	MSI	BRL	7,344	1,458,000	1,447,279	—	(10,721)
Expiring 07/05/23	CITI	BRL	10,994	2,188,420	2,154,461	—	(33,959)
British Pound,
Expiring 07/19/23	HSBC	GBP	877	1,096,008	1,092,447	—	(3,561)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward foreign currency exchange contracts outstanding at May 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/22/23	BARC	CLP	1,604,985	$1,933,000	$1,975,249	$42,249	$—
Expiring 06/22/23	UAG	CLP	1,542,774	1,912,000	1,898,685	—	(13,315)
Colombian Peso,
Expiring 06/21/23	BARC	COP	34,808,446	7,193,135	7,778,096	584,961	—
Expiring 06/21/23	BARC	COP	18,602,451	3,845,063	4,156,798	311,735	—
Expiring 06/21/23	DB	COP	22,858,735	4,731,923	5,107,883	375,960	—
Expiring 06/21/23	MSI	COP	20,152,655	4,147,746	4,503,197	355,451	—
Czech Koruna,
Expiring 07/19/23	BARC	CZK	38,284	1,801,175	1,721,423	—	(79,752)
Euro,
Expiring 07/19/23	TD	EUR	1,007	1,112,643	1,079,824	—	(32,819)
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	1,830,465	5,304,006	5,248,478	—	(55,528)
Expiring 07/19/23	HSBC	HUF	1,607,341	4,508,038	4,573,937	65,899	—
Expiring 07/19/23	JPM	HUF	1,094,167	3,091,897	3,113,621	21,724	—
Expiring 07/19/23	JPM	HUF	1,072,094	3,062,250	3,050,809	—	(11,441)
Expiring 07/19/23	TD	HUF	1,703,221	4,895,017	4,846,779	—	(48,238)
Indian Rupee,
Expiring 06/21/23	BOA	INR	294,104	3,570,000	3,553,864	—	(16,136)
Expiring 06/21/23	CITI	INR	277,045	3,369,000	3,347,727	—	(21,273)
Expiring 06/21/23	GSI	INR	248,901	3,019,000	3,007,653	—	(11,347)
Expiring 06/21/23	JPM	INR	285,704	3,445,000	3,452,366	7,366	—
Expiring 06/21/23	MSI	INR	651,642	7,906,074	7,874,257	—	(31,817)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	38,006,442	2,586,000	2,533,972	—	(52,028)
Expiring 06/21/23	CITI	IDR	42,465,899	2,891,000	2,831,294	—	(59,706)
Expiring 06/21/23	GSI	IDR	107,308,269	6,936,495	7,154,476	217,981	—
Expiring 06/21/23	HSBC	IDR	38,574,650	2,602,000	2,571,856	—	(30,144)
Expiring 06/21/23	JPM	IDR	36,200,208	2,442,000	2,413,547	—	(28,453)
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	26,377	7,371,931	7,075,689	—	(296,242)
Expiring 06/21/23	CITI	ILS	15,318	4,279,171	4,109,163	—	(170,008)
Expiring 06/21/23	MSI	ILS	12,242	3,425,020	3,284,032	—	(140,988)
Mexican Peso,
Expiring 06/21/23	JPM	MXN	491,530	26,763,453	27,658,358	894,905	—
New Taiwanese Dollar,
Expiring 06/21/23	HSBC	TWD	134,158	4,436,000	4,371,058	—	(64,942)
Expiring 06/21/23	MSI	TWD	116,897	3,863,429	3,808,657	—	(54,772)
Expiring 06/21/23	MSI	TWD	106,872	3,519,000	3,482,044	—	(36,956)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward foreign currency exchange contracts outstanding at May 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/21/23	MSI	TWD	90,435	$2,976,000	$2,946,492	$—	$(29,508)
Expiring 06/21/23	MSI	TWD	42,162	1,372,000	1,373,684	1,684	—
Expiring 06/21/23	SCB	TWD	92,756	3,024,000	3,022,135	—	(1,865)
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	2,506	1,560,595	1,509,056	—	(51,539)
Peruvian Nuevo Sol,
Expiring 06/21/23	BOA	PEN	2,386	647,895	648,592	697	—
Expiring 06/21/23	BOA	PEN	2,386	647,895	648,702	807	—
Expiring 06/21/23	CITI	PEN	7,471	2,027,494	2,031,172	3,678	—
Expiring 06/21/23	HSBC	PEN	8,127	2,147,000	2,209,435	62,435	—
Expiring 06/21/23	SCB	PEN	14,749	3,990,000	4,009,703	19,703	—
Expiring 06/21/23	UAG	PEN	5,418	1,461,210	1,472,858	11,648	—
Philippine Peso,
Expiring 06/21/23	CITI	PHP	167,901	3,085,000	2,979,600	—	(105,400)
Expiring 06/21/23	CITI	PHP	112,110	2,046,000	1,989,514	—	(56,486)
Expiring 06/21/23	HSBC	PHP	173,342	3,134,000	3,076,147	—	(57,853)
Expiring 06/21/23	HSBC	PHP	135,018	2,439,000	2,396,054	—	(42,946)
Expiring 06/21/23	HSBC	PHP	119,006	2,182,000	2,111,905	—	(70,095)
Expiring 06/21/23	JPM	PHP	80,991	1,491,520	1,437,280	—	(54,240)
Polish Zloty,
Expiring 07/19/23	JPM	PLN	9,279	2,223,000	2,184,932	—	(38,068)
Expiring 07/19/23	TD	PLN	9,483	2,268,000	2,232,975	—	(35,025)
Singapore Dollar,
Expiring 06/21/23	BARC	SGD	3,489	2,621,000	2,581,906	—	(39,094)
Expiring 06/21/23	BOA	SGD	3,419	2,562,000	2,530,227	—	(31,773)
South African Rand,
Expiring 06/21/23	CITI	ZAR	39,762	2,167,000	2,012,271	—	(154,729)
Expiring 06/21/23	MSI	ZAR	48,975	2,693,000	2,478,531	—	(214,469)
Expiring 06/21/23	TD	ZAR	40,173	2,203,000	2,033,082	—	(169,918)
South Korean Won,
Expiring 06/21/23	CITI	KRW	3,376,056	2,589,000	2,555,204	—	(33,796)
Expiring 06/21/23	CITI	KRW	3,293,001	2,537,000	2,492,343	—	(44,657)
Expiring 06/21/23	HSBC	KRW	4,308,299	3,305,000	3,260,782	—	(44,218)
Expiring 06/21/23	HSBC	KRW	2,882,786	2,223,000	2,181,868	—	(41,132)
Expiring 06/21/23	SCB	KRW	3,399,505	2,618,000	2,572,952	—	(45,048)
Expiring 06/21/23	UAG	KRW	2,778,899	2,115,000	2,103,239	—	(11,761)
Swiss Franc,
Expiring 07/19/23	MSI	CHF	1,999	2,245,075	2,206,832	—	(38,243)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward foreign currency exchange contracts outstanding at May 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 06/21/23	GSI	THB	105,606	$3,059,000	$3,041,189	$—	$(17,811)
Expiring 06/21/23	GSI	THB	93,313	2,722,000	2,687,183	—	(34,817)
Expiring 06/21/23	HSBC	THB	93,215	2,750,000	2,684,375	—	(65,625)
Expiring 06/21/23	MSI	THB	15,563	447,317	448,178	861	—
Expiring 06/21/23	SCB	THB	101,864	2,977,000	2,933,434	—	(43,566)
				$227,096,895	$227,168,429	2,979,744	(2,908,210)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/02/23	CITI	BRL	10,994	$2,200,597	$2,166,506	$34,091	$—
Expiring 06/02/23	CITI	BRL	5,513	1,080,284	1,086,391	—	(6,107)
British Pound,
Expiring 07/19/23	HSBC	GBP	23,596	29,581,799	29,381,486	200,313	—
Chilean Peso,
Expiring 06/22/23	BNP	CLP	2,191,044	2,652,275	2,696,509	—	(44,234)
Expiring 06/22/23	UAG	CLP	5,747,522	7,101,493	7,073,452	28,041	—
Expiring 06/22/23	UAG	CLP	1,370,721	1,697,250	1,686,941	10,309	—
Chinese Renminbi,
Expiring 08/23/23	MSI	CNH	174,432	24,989,950	24,686,085	303,865	—
Colombian Peso,
Expiring 06/21/23	CITI	COP	11,291,241	2,458,000	2,523,076	—	(65,076)
Expiring 06/21/23	GSI	COP	11,337,363	2,424,000	2,533,382	—	(109,382)
Expiring 06/21/23	MSI	COP	8,523,529	1,742,000	1,904,619	—	(162,619)
Expiring 06/21/23	MSI	COP	5,589,700	1,126,000	1,249,043	—	(123,043)
Euro,
Expiring 07/19/23	BARC	EUR	3,028	3,284,917	3,245,636	39,281	—
Expiring 07/19/23	BNP	EUR	49,769	55,290,111	53,348,033	1,942,078	—
Expiring 07/19/23	BNP	EUR	703	766,563	753,146	13,417	—
Expiring 07/19/23	BNYM	EUR	49,769	54,796,907	53,348,236	1,448,671	—
Expiring 07/19/23	HSBC	EUR	1,804	1,991,751	1,933,290	58,461	—
Expiring 07/19/23	JPM	EUR	1,166	1,271,077	1,249,887	21,190	—
Expiring 07/19/23	MSI	EUR	49,905	54,739,822	53,494,050	1,245,772	—
Hungarian Forint,
Expiring 06/21/23	TD	HUF	827,535	2,403,000	2,372,783	30,217	—
Expiring 07/19/23	MSI	HUF	1,471,974	4,248,000	4,188,731	59,269	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward foreign currency exchange contracts outstanding at May 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/19/23	UAG	HUF	318,500	$901,787	$906,342	$—	$(4,555)
Expiring 07/19/23	UAG	HUF	286,760	817,213	816,021	1,192	—
Indian Rupee,
Expiring 06/21/23	BOA	INR	259,993	3,172,000	3,141,680	30,320	—
Expiring 06/21/23	BOA	INR	254,045	3,054,000	3,069,801	—	(15,801)
Expiring 06/21/23	CITI	INR	197,027	2,376,000	2,380,823	—	(4,823)
Expiring 06/21/23	CITI	INR	185,979	2,229,000	2,247,314	—	(18,314)
Expiring 06/21/23	DB	INR	251,430	3,026,000	3,038,211	—	(12,211)
Expiring 06/21/23	HSBC	INR	229,514	2,770,000	2,773,379	—	(3,379)
Expiring 06/21/23	HSBC	INR	172,740	2,100,000	2,087,336	12,664	—
Expiring 06/21/23	JPM	INR	293,612	3,580,000	3,547,921	32,079	—
Expiring 06/21/23	JPM	INR	202,890	2,461,000	2,451,661	9,339	—
Expiring 06/21/23	JPM	INR	144,940	1,741,854	1,751,409	—	(9,555)
Expiring 06/21/23	MSI	INR	298,473	3,590,000	3,606,656	—	(16,656)
Expiring 06/21/23	SCB	INR	222,863	2,677,000	2,693,011	—	(16,011)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	52,720,388	3,512,000	3,514,983	—	(2,983)
Expiring 06/21/23	HSBC	IDR	31,644,879	2,051,000	2,109,833	—	(58,833)
Israeli Shekel,
Expiring 06/21/23	BARC	ILS	5,077	1,395,000	1,362,023	32,977	—
Expiring 06/21/23	BARC	ILS	3,058	837,000	820,294	16,706	—
Expiring 06/21/23	BOA	ILS	9,699	2,670,000	2,601,812	68,188	—
Expiring 06/21/23	BOA	ILS	8,251	2,316,000	2,213,457	102,543	—
Expiring 06/21/23	CITI	ILS	8,603	2,352,000	2,307,870	44,130	—
Expiring 06/21/23	CITI	ILS	7,193	1,989,000	1,929,396	59,604	—
Expiring 06/21/23	CITI	ILS	6,859	1,898,000	1,839,844	58,156	—
Expiring 06/21/23	CITI	ILS	6,802	1,870,000	1,824,575	45,425	—
Expiring 06/21/23	JPM	ILS	9,645	2,649,000	2,587,211	61,789	—
Mexican Peso,
Expiring 06/21/23	BNP	MXN	37,329	1,946,000	2,100,508	—	(154,508)
Expiring 06/21/23	DB	MXN	290,508	16,200,854	16,346,879	—	(146,025)
Expiring 06/21/23	JPM	MXN	45,228	2,428,000	2,544,961	—	(116,961)
Expiring 06/21/23	JPM	MXN	36,735	1,903,000	2,067,064	—	(164,064)
Expiring 06/21/23	JPM	MXN	24,477	1,331,000	1,377,313	—	(46,313)
New Taiwanese Dollar,
Expiring 06/21/23	BOA	TWD	80,014	2,626,000	2,606,978	19,022	—
Expiring 06/21/23	HSBC	TWD	140,495	4,599,000	4,577,524	21,476	—
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	8,407	2,210,766	2,285,573	—	(74,807)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward foreign currency exchange contracts outstanding at May 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/21/23	CITI	PEN	10,042	$2,657,000	$2,730,047	$—	$(73,047)
Expiring 06/21/23	SCB	PEN	9,126	2,393,442	2,481,003	—	(87,561)
Expiring 06/21/23	UAG	PEN	8,042	2,119,000	2,186,497	—	(67,497)
Philippine Peso,
Expiring 06/21/23	HSBC	PHP	167,979	3,081,000	2,980,986	100,014	—
Expiring 06/21/23	JPM	PHP	459,749	8,324,255	8,158,772	165,483	—
Expiring 06/21/23	SCB	PHP	169,339	3,087,000	3,005,121	81,879	—
Polish Zloty,
Expiring 07/19/23	CITI	PLN	9,399	2,221,072	2,213,320	7,752	—
Expiring 07/19/23	MSI	PLN	8,335	1,953,473	1,962,755	—	(9,282)
Singapore Dollar,
Expiring 06/21/23	BARC	SGD	4,992	3,767,000	3,694,101	72,899	—
Expiring 06/21/23	BNP	SGD	4,691	3,540,000	3,471,346	68,654	—
Expiring 06/21/23	BOA	SGD	5,821	4,380,000	4,307,652	72,348	—
Expiring 06/21/23	HSBC	SGD	5,959	4,501,000	4,409,999	91,001	—
Expiring 06/21/23	HSBC	SGD	5,920	4,489,000	4,380,901	108,099	—
Expiring 06/21/23	HSBC	SGD	1,469	1,089,471	1,087,298	2,173	—
Expiring 06/21/23	JPM	SGD	5,717	4,292,000	4,230,317	61,683	—
Expiring 06/21/23	MSI	SGD	5,030	3,779,000	3,722,452	56,548	—
South African Rand,
Expiring 06/21/23	MSI	ZAR	39,617	2,172,000	2,004,932	167,068	—
Expiring 06/21/23	TD	ZAR	55,570	2,907,000	2,812,297	94,703	—
South Korean Won,
Expiring 06/21/23	BOA	KRW	3,974,786	3,046,000	3,008,360	37,640	—
Expiring 06/21/23	BOA	KRW	3,539,359	2,652,000	2,678,802	—	(26,802)
Expiring 06/21/23	CITI	KRW	19,344,701	14,729,169	14,641,246	87,923	—
Expiring 06/21/23	CITI	KRW	3,985,014	2,994,000	3,016,101	—	(22,101)
Expiring 06/21/23	GSI	KRW	3,881,705	2,948,000	2,937,910	10,090	—
Expiring 06/21/23	JPM	KRW	4,149,101	3,117,000	3,140,292	—	(23,292)
Expiring 06/21/23	JPM	KRW	3,453,275	2,581,000	2,613,648	—	(32,648)
Expiring 06/21/23	JPM	KRW	3,345,060	2,537,000	2,531,745	5,255	—
Expiring 06/21/23	JPM	KRW	2,837,893	2,166,000	2,147,890	18,110	—
Expiring 06/21/23	MSI	KRW	3,416,425	2,549,000	2,585,758	—	(36,758)
Expiring 06/21/23	SCB	KRW	3,075,116	2,337,000	2,327,434	9,566	—
Swiss Franc,
Expiring 07/19/23	BNP	CHF	1,617	1,819,995	1,784,991	35,004	—
Thai Baht,
Expiring 06/21/23	BOA	THB	92,161	2,651,000	2,654,002	—	(3,002)
Expiring 06/21/23	HSBC	THB	91,034	2,653,000	2,621,548	31,452	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Forward foreign currency exchange contracts outstanding at May 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 06/21/23	HSBC	THB	87,994	$2,553,000	$2,534,019	$18,981	$—
Expiring 06/21/23	JPM	THB	71,926	2,107,000	2,071,281	35,719	—
Expiring 06/21/23	MSI	THB	75,644	2,209,000	2,178,359	30,641	—
Expiring 06/21/23	SCB	THB	91,299	2,621,000	2,629,195	—	(8,195)
				$466,148,147	$460,393,322	7,521,270	(1,766,445)
						$10,501,014	$(4,674,655)
Cross currency exchange contracts outstanding at May 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/21/23	Buy	EUR	1,623	HUF	615,945	$—	$(28,787)	GSI
07/19/23	Buy	EUR	1,556	HUF	587,605	—	(4,446)	HSBC
07/19/23	Buy	EUR	1,573	HUF	592,453	—	(236)	GSI
07/19/23	Buy	EUR	1,845	HUF	720,727	—	(72,841)	JPM
07/19/23	Buy	EUR	1,965	HUF	763,345	—	(66,239)	BOA
07/19/23	Buy	EUR	1,974	CZK	46,822	10,581	—	MSI
07/19/23	Buy	PLN	9,641	EUR	2,073	48,019	—	BOA
						$58,600	$(172,549)
Credit default swap agreements outstanding at May 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
AMSR Trust	06/28/23	1.000%(M)	1,229	*	$1,054	$(33)	$1,087	GSI
Bayview Opportunity Master Fund Trust	06/28/23	0.500%(M)	588	*	252	(8)	260	GSI
Bellemeade Re Ltd.	06/28/23	1.250%(M)	2,119	*	2,272	(71)	2,343	GSI
Bellemeade Re Ltd.	06/28/23	1.000%(M)	622	*	534	(17)	551	GSI
Eagle Re Ltd.	06/28/23	1.250%(M)	4,414	*	4,732	(148)	4,880	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Credit default swap agreements outstanding at May 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
EMC Mortgage Loan Trust	06/28/23	1.250%(M)	1,416	*	$1,519	$(47)	$1,566	GSI
Federal Home Loan Mortgage Corp.	06/27/23	1.250%(M)	2,090	*	2,457	(270)	2,727	GSI
Federal Home Loan Mortgage Corp.	06/27/23	1.250%(M)	1,365	*	1,605	(176)	1,781	GSI
Federal Home Loan Mortgage Corp.	06/27/23	1.250%(M)	990	4.670%	1,164	(128)	1,292	GSI
Federal Home Loan Mortgage Corp.	06/27/23	1.250%(M)	959	4.670%	1,127	(124)	1,251	GSI
Federal Home Loan Mortgage Corp.	06/27/23	1.250%(M)	401	4.670%	471	(52)	523	GSI
Federal Home Loan Mortgage Corp.	06/27/23	1.250%(M)	336	4.670%	395	(43)	438	GSI
FirstKey Homes Trust	06/28/23	1.000%(M)	205	*	176	(6)	182	GSI
FirstKey Homes Trust	06/28/23	1.000%(M)	173	*	148	(5)	153	GSI
Genworth Mortgage Insurance Corp.	06/28/23	1.250%(M)	1,295	*	1,389	(43)	1,432	GSI
GS Mortgage Securities Corp. Trust	06/27/23	1.250%(M)	418	4.670%	492	(54)	546	GSI
GS Mortgage-Backed Securities Trust	06/28/23	0.500%(M)	252	*	109	(3)	112	GSI
GS Mortgage-Backed Securities Trust	06/28/23	0.500%(M)	174	*	75	(2)	77	GSI
GS Mortgage-Backed Securities Trust	06/28/23	0.500%(M)	156	*	67	(2)	69	GSI
GS_21-PJA††	06/14/23	0.500%(M)	28,085	*	19,087	(350)	19,437	GSI
Home Re Ltd.	06/28/23	1.250%(M)	1,697	*	1,819	(57)	1,876	GSI
Ownit Mortgage Loan Asset-Backed Certificates	06/28/23	1.250%(M)	636	*	682	(21)	703	GSI
Park Place Securities, Inc.	06/28/23	1.250%(M)	1,254	*	1,344	(42)	1,386	GSI
Progress Residential LP	06/28/23	0.500%(M)	146	*	63	(2)	65	GSI
Progress Residential Master Trust	06/28/23	1.250%(M)	1,332	*	1,428	(45)	1,473	GSI
Progress Residential Master Trust	06/28/23	1.000%(M)	204	*	175	(5)	180	GSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Credit default swap agreements outstanding at May 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Radnor Re Ltd.	06/28/23	1.250%(M)	2,872	*	$3,080	$(96)	$3,176	GSI
Radnor Re Ltd.	06/28/23	1.250%(M)	2,741	*	2,938	(92)	3,030	GSI
Radnor Re Ltd.	06/28/23	1.250%(M)	1,245	*	1,334	(42)	1,376	GSI
Radnor Re Ltd.	06/28/23	1.000%(M)	1,068	*	916	(29)	945	GSI
Vericrest Opportunity Loan Trust	06/28/23	0.500%(M)	1,994	*	855	(27)	882	GSI
Vericrest Opportunity Loan Trust	06/28/23	0.500%(M)	831	*	357	(11)	368	GSI
Vericrest Opportunity Loan Trust	06/28/23	0.500%(M)	678	*	291	(9)	300	GSI
Vericrest Opportunity Loan Trust	06/28/23	1.000%(M)	120	*	103	(3)	106	GSI
					$54,510	$(2,063)	$56,573
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,710	$1,263,185		$811,531		$451,654		JPM
Gazprom PAO	06/20/24	1.000%(Q)		1,515	258,780		512,853		(254,073)		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(25,432)		(50,985)		25,553		BARC
United Mexican States	06/20/23	1.000%(Q)		35	(88)		2		(90)		CITI
United Mexican States	06/20/23	1.000%(Q)		30	(75)		5		(80)		CITI
United Mexican States	06/20/23	1.000%(Q)		10	(25)		2		(27)		CITI
United Mexican States	06/20/23	1.000%(Q)		10	(25)		2		(27)		CITI
United Mexican States	06/20/23	1.000%(Q)		10	(25)		1		(26)		CITI
United Mexican States	06/20/23	1.000%(Q)		5	(13)		—		(13)		CITI
United Mexican States	06/20/24	1.000%(Q)		2,340	(22,375)		525		(22,900)		BARC
United Mexican States	12/20/24	1.000%(Q)		180	(2,108)		395		(2,503)		CITI
					$1,471,799		$1,274,331		$197,468

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Credit default swap agreements outstanding at May 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/23	1.000%(Q)		2,220	0.449%	$5,171	$57	$5,114	GSI
Boeing Co.	06/20/24	1.000%(Q)		4,310	0.484%	31,724	6,289	25,435	GSI
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	860	*	(635,285)	7,027	(642,312)	GSI
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	850	*	(627,899)	7,190	(635,089)	GSI
General Motors Co.	06/20/26	5.000%(Q)		2,390	1.301%	273,020	284,777	(11,757)	GSI
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.608%	41,350	18,887	22,463	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		1,460	0.378%	12,349	5,972	6,377	GSI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)		10,760	*	14,024	8,540	5,484	BOA
Petroleos Mexicanos	06/20/23	1.000%(Q)		550	2.582%	637	(545)	1,182	BNP
Petroleos Mexicanos	06/20/23	1.000%(Q)		25	2.582%	29	(17)	46	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		25	2.582%	29	(15)	44	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.582%	12	(7)	19	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.582%	12	(7)	19	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.582%	11	(6)	17	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		5	2.582%	6	(3)	9	CITI
Petroleos Mexicanos	06/20/24	1.000%(Q)		2,340	3.544%	(55,620)	(46,425)	(9,195)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		180	4.330%	(8,370)	(5,285)	(3,085)	CITI
Simon Property Group LP	06/20/26	1.000%(Q)		3,820	0.644%	46,491	27,110	19,381	GSI
Targa Resources Partners LP	06/20/23	5.000%(Q)		2,700	0.405%	34,175	4,926	29,249	MSI
Targa Resources Partners LP	06/20/23	5.000%(Q)		1,800	0.405%	22,783	3,436	19,347	MSI

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Credit default swap agreements outstanding at May 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	0.806%	$38,605	$65,752	$(27,147)	GSI
Wells Fargo & Co.	12/20/23	1.000%(Q)	6,250	0.458%	31,311	10,151	21,160	MSI
					$(775,435)	$397,804	$(1,173,239)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	70,309	$(733,373)	$(931,386)	$(198,013)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,145	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 4.428%	$72,023	$159,444	$87,421
GBP	916	05/08/25	1.000%(A)	1 Day SONIA(1)(A)/ 4.428%	(60,427)	86,016	146,443
GBP	8,995	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.428%	(304,391)	1,169,957	1,474,348
GBP	6,015	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.428%	124,739	959,874	835,135
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.428%	(103,126)	570,267	673,393
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.428%	(18,372)	105,817	124,189
GBP	340	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.428%	(18,242)	92,811	111,053
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.428%	(4,547)	48,196	52,743
	40,032	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 5.080%	(110)	92,675	92,785
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.080%	—	141,820	141,820

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Interest rate swap agreements outstanding at May 31, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.080%	$—	$248,421	$248,421
46,221	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.080%	—	516,297	516,297
				$(312,453)	$4,191,595	$4,504,048

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at May 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	GSI	06/20/23	(87,675)	$1,598,235	$—	$1,598,235
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	MSI	06/20/23	(87,675)	1,858,989	—	1,858,989
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.080%	GSI	09/20/23	(170,200)	(3,036,170)	—	(3,036,170)
Total Return Benchmark Bond Index(T)	1 Day USOIS -67bps(T)/ 4.410%	GSI	09/20/23	(4,136)	22,600	—	22,600
					$443,654	$—	$443,654
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).